CONVERTIBLE DEBENTURES, NOTES AND OTHER DEBT (Details Narrative) - USD ($)		1 Months Ended													12 Months Ended
	Aug. 06, 2019	Dec. 31, 2022	Aug. 31, 2022	Jun. 30, 2022	May 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Oct. 31, 2021	Aug. 31, 2021	Jul. 31, 2021	Jan. 31, 2021	Dec. 31, 2019	Nov. 30, 2019	Apr. 30, 2019	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2022	Jan. 31, 2022	Sep. 30, 2021	Aug. 17, 2021	Jun. 30, 2021	May 31, 2021	Jun. 30, 2020	Apr. 30, 2020
Short-term Debt [Line Items]
Derivative liability		$ 198,140					$ 340,290								$ 198,140		$ 340,290
Beneficial conversion feature, total															570,717		969,754
Amortization of OID and debt issuance costs															1,975,501		1,453,949
Unamortized debt discount		500,000					76,994								500,000		76,994
Gross proceeds from convertible debt															966,425		307,500
Accrued interest															988,924		946,424
Interest expense															2,971,046		2,002,813
Interest payable							9,212										9,212
Interest payable current		150,000					10,000								150,000		10,000
Net proceeds															$ 158,820		$ 420,293
Share price						$ 0.15
Granted share warrants															9,100,000	[1]	12,652,761
Convertible notes into common stock, shares				4,025,000
Extinguishment of debt															$ (257,810)		$ (27,504)
Short-term Debt		390,050													390,050
Golden Mountain Partners LLC [Member]
Short-term Debt [Line Items]
Interest payable current		4,659,781					4,069,781								4,659,781		4,069,781
Blue Lake Partners LLC [Member]
Short-term Debt [Line Items]
Accrued interest															$ 30,000
Convertible notes into common stock, shares															1,428,571
Debt conversion, value															$ 68,250
Bridge Investor [Member]
Short-term Debt [Line Items]
Short-term Debt							630,000		$ 373,500								630,000
Short term borrowings repaid									20,000
Autotelic [Member]
Short-term Debt [Line Items]
Additional funding to related party		100,000							20,000						100,000				$ 20,000
Related party debt															120,000
Debt Financing [Member] | Golden Mountain Partners LLC [Member]
Short-term Debt [Line Items]
Proceeds from Lines of Credit								$ 500,000
Fall 2019 Debt Financing [Member]
Short-term Debt [Line Items]
Gross proceeds from convertible debt												$ 500,000
Unamortized principal amount												$ 1,000,000
Fall 2019 Notes [Member]
Short-term Debt [Line Items]
Unamortized principal amount		850,000					850,000								850,000		850,000
Repayments of debt															0		100,000
Paycheck Protection Program Promissory Note [Member]
Short-term Debt [Line Items]
Interest payable																						$ 253,347
Second Paycheck Protection Program Promissory Note [Member]
Short-term Debt [Line Items]
Proceeds from collection of loans receivable										$ 92,995
Interest payable current										$ 93,413
GMP Note [Member]
Short-term Debt [Line Items]
Unamortized principal amount																									$ 2,000,000
convertible notes interest percentage																									2.00%
GMP Note 2 [Member]
Short-term Debt [Line Items]
Unamortized principal amount																					$ 1,500,000
convertible notes interest percentage																					2.00%
August 2021 Convertible Notes [Member]
Short-term Debt [Line Items]
Convertible note payable		747,539													747,539
Mast Hill Convertible Note [Member]
Short-term Debt [Line Items]
Debt instrument carrying amount							500,000										500,000
Accrued Liabilities		240,000					0								240,000		0
Blue Lake Convertible Note [Member]
Short-term Debt [Line Items]
Debt instrument carrying amount		$ 94,000,000,000													$ 94,000,000,000
Securities Purchase Agreement [Member]
Short-term Debt [Line Items]
Principal amount				$ 340,000
Securities Purchase Agreement [Member] | Mast Hill Convertible Note [Member]
Short-term Debt [Line Items]
convertible notes interest percentage		25.00%													25.00%
Debt instrument carrying amount		$ 169,000,000,000													$ 169,000,000,000
Note Purchase Agreements [Member]
Short-term Debt [Line Items]
Convertible note payable									$ 698,500
Debt instrument, description									The convertible notes carry a five (5%) percent coupon and mature one year from issuance. The majority of the August 2021 investors have the right, but not the obligation, not more than five days following the maturity date, to convert all, but not less than all, the outstanding and unpaid principal plus accrued interest into the Company’s common stock, at a conversion price
Note Purchase Agreements [Member] | Fall 2019 Notes [Member]
Short-term Debt [Line Items]
Beneficial conversion feature, total															222,222
Amortization of OID and debt issuance costs															0		0
Unamortized debt discount		0					0								0		0
convertible notes interest percentage													5.00%
Debt instrument, conversion description													The Majority Holders had the right, at any time not more than five (5) days following the Maturity Date, to elect to convert all, and not less than all, of the outstanding accrued and unpaid interest and principal on the Fall 2019 Notes. The Fall 2019 Notes may be converted, at the election of the Majority Holders, either (a) into shares of the Company’s Common Stock at a conversion price of $0.18 per share, or (b) into shares of common stock of the Edgepoint, at a conversion price of $5.00 (based on a $5.0 million pre-money valuation) of Edgepoint and 1,000,000 shares outstanding.
Interest expense debt															42,500		43,412
Unsecured Convertible Note Purchase Agreement [Member] | Convertible Promissory Note [Member]
Short-term Debt [Line Items]
convertible notes interest percentage																				2.00%
Convertible Debt								$ 500,000												$ 500,000	$ 1,500,000
Note Purchase Agreement [Member]
Short-term Debt [Line Items]
Interest payable current		49,040					14,260								49,040		14,260
Net proceeds									$ 690,825
Conversion price									$ 0.18
Proceeds from issuance of debt															34,800		16,000
Investors notes		16,000					6,600								16,000		6,600
Convertible Debt [Member]
Short-term Debt [Line Items]
Debt instrument carrying amount		1,000,000					87,000,000,000								1,000,000		87,000,000,000
Bridge Investor [Member]
Short-term Debt [Line Items]
Short-term Debt, Average Outstanding Amount															245,000
Short-term Bank Loans and Notes Payable																		$ 50,000
Short-term Debt		245,000													245,000
Bridge Investor [Member] | Convertible Debentures [Member]
Short-term Debt [Line Items]
Derivative liability		200,000													200,000
Bridge Investor [Member] | Bridge Investor [Member]
Short-term Debt [Line Items]
Credit risk derivative liabilities, at fair value		140,000													140,000
Bridge Investor [Member] | Convertible Debt [Member] | Share-based Payment Arrangement, Tranche One [Member]
Short-term Debt [Line Items]
Beneficial conversion feature, total														$ 28,445
Amortization of OID and debt issuance costs															4,400		16,900
Unamortized debt discount		0					4,400								0		4,400
Bridge Investor [Member] | Convertible Debt [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Short-term Debt [Line Items]
Beneficial conversion feature, total	$ 175,000
Amortization of OID and debt issuance costs															11,700		19,900
Unamortized debt discount		0					11,700								0		11,700
Bridge Investor [Member] | Convertible Debt [Member] | Securities Purchase Agreement [Member]
Short-term Debt [Line Items]
Principal amount														400,000
Vyoung Trieu [Member] | Securities Purchase Agreement [Member]
Short-term Debt [Line Items]
Unamortized debt discount														16,444
Vyoung Trieu [Member] | Convertible Debt [Member]
Short-term Debt [Line Items]
Beneficial conversion feature, total														131,555
Amortization of OID and debt issuance costs															19,500		75,100
Unamortized debt discount		0					19,500								0		19,500
Vyoung Trieu [Member] | Convertible Debt [Member] | Securities Purchase Agreement [Member]
Short-term Debt [Line Items]
Principal amount														164,444
Gross proceeds from convertible debt														$ 148,000
Dr. Vuong Trieu [Member] | Note Purchase Agreements [Member] | Fall 2019 Notes [Member]
Short-term Debt [Line Items]
Principal amount													$ 250,000
Gross proceeds													500,000
Additional funding to related party													35,000
Dr Sanjay Jha [Member] | Note Purchase Agreements [Member] | Fall 2019 Notes [Member]
Short-term Debt [Line Items]
Principal amount													250,000
Chulho Park [Member] | Note Purchase Agreements [Member] | Fall 2019 Notes [Member]
Short-term Debt [Line Items]
Additional funding to related party													27,000
Amit Shah [Member] | Note Purchase Agreements [Member] | Fall 2019 Notes [Member]
Short-term Debt [Line Items]
Additional funding to related party													20,000
Two Un Affiliated Accredited Investors [Member] | Note Purchase Agreements [Member] | Fall 2019 Notes [Member]
Short-term Debt [Line Items]
Principal amount													$ 168,000
Geneva Notes [Member]
Short-term Debt [Line Items]
Principal amount																							$ 307,500
Interest expense																	100,000
Silicon Valley Bank [Member] | Paycheck Protection Program Promissory Note [Member]
Short-term Debt [Line Items]
Principal amount																										$ 250,000
Third Party [Member] | GMP Note [Member] | Maximum [Member]
Short-term Debt [Line Items]
Unamortized principal amount						$ 2,000,000
5% Convertible Note [Member] | August 2021 Convertible Notes [Member]
Short-term Debt [Line Items]
Convertible note payable		747,541					714,288								747,541		714,288
Convertible note payable related parties		$ 347,817					333,615								$ 347,817		333,615
Five Institutional Investors [Member] | Securities Purchase Agreement [Member]
Short-term Debt [Line Items]
Principal amount							$ 1,250,000										$ 1,250,000
convertible notes interest percentage							12.00%										12.00%
Conversion price							$ 0.07										$ 0.07
Debt instrument interest rate effective percentage							16.00%										16.00%
Granted total number of warrants							9,615,385										9,615,385
Share price							$ 0.13										$ 0.13
Placement Agent [Member] | Securities Purchase Agreement [Member]
Short-term Debt [Line Items]
Conversion price		$ 0.13													$ 0.13
Granted share warrants				83,750	302,500	125,000	961,540
Fourth Man LLC [Member]
Short-term Debt [Line Items]
Convertible notes into common stock, shares		1,428,571	2,025,000
Debt conversion, value		$ 50,000.00	$ 140,000
Fourth Man LLC [Member] | Securities Purchase Agreement [Member]
Short-term Debt [Line Items]
Principal amount						$ 250,000
Conversion price		$ 0.20				$ 0.10									$ 0.20
Granted total number of warrants						1,250,000
Share price						$ 0.20
Mast Hill [Member]
Short-term Debt [Line Items]
Convertible notes into common stock, shares															4,025,000
Debt conversion, value															$ 100,000
Extinguishment of debt, amount															$ 258,100
Fourth Man Note [Member] | Blue Lake Partners LLC [Member]
Short-term Debt [Line Items]
Convertible notes into common stock, shares															2,764,286
Debt conversion, value															$ 190,000
Blue Lake [Member]
Short-term Debt [Line Items]
convertible notes interest percentage		25.00%													25.00%
Debt instrument carrying amount		$ 270,000,000,000					$ 0								$ 270,000,000,000		$ 0
Accrued Liabilities		$ 134,000,000,000					0								$ 134,000,000,000		0
Blue Lake [Member] | Securities Purchase Agreement [Member]
Short-term Debt [Line Items]
convertible notes interest percentage		25.00%													25.00%
Debt instrument carrying amount		$ 68,000													$ 68,000
Blue Lake [Member] | Convertible Debt [Member]
Short-term Debt [Line Items]
Debt instrument carrying amount		400,000													400,000
Four Note [Member]
Short-term Debt [Line Items]
Interest payable current		$ 90,000					0								$ 90,000		0
Four Note [Member] | Securities Purchase Agreement [Member]
Short-term Debt [Line Items]
convertible notes interest percentage		25.00%													25.00%
Four Note [Member] | Convertible Debt [Member]
Short-term Debt [Line Items]
Debt instrument carrying amount		$ 250,000					$ 0								$ 250,000		$ 0
One Institutional Investors [Member] | Securities Purchase Agreement [Member]
Short-term Debt [Line Items]
Principal amount				$ 335,000	$ 605,000
convertible notes interest percentage				12.00%	12.00%
Conversion price				$ 0.10	$ 0.10		$ 0.20										$ 0.20
Debt instrument interest rate effective percentage				16.00%	16.00%
Granted total number of warrants				837,500	3,025,000
Share price		$ 0.20		$ 0.20	$ 0.20										$ 0.20
Extinguishment of debt															$ 258,100
CFO [Member]
Short-term Debt [Line Items]
Related party debt																	$ 45,000
Repayments of Short-term Debt											$ 20,000							25,000
Short-term Debt, Average Outstanding Amount															25,000
Short-term Bank Loans and Notes Payable																		25,000
Short-term Debt							$ 120,000		$ 75,000								120,000
Chief Executive Officer [Member]
Short-term Debt [Line Items]
Additional funding to related party		$ 100,000					120,000								100,000		120,000							$ 250,000
Related party debt																		$ 50,000
Short-term Debt							$ 20,000										$ 20,000

[1]	Includes 7,280,000 options that have been considered as vested, pending approval by the Board of Directors of the Company.